Cover	6 Months Ended
Dec. 31, 2022
Cover [Abstract]
Entity Registrant Name	SCIENTIFIC INDUSTRIES, INC.
Entity Central Index Key	0000087802
Document Type	S-1/A
Amendment Flag	true
Entity Small Business	true
Amendment Description	None
Entity Emerging Growth Company	false
Entity Filer Category	Non-accelerated Filer
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	04-2217279
Entity Address Address Line 1	80 Orville Drive
Entity Address Address Line 2	Suite 102
Entity Address City Or Town	Bohemia
Entity Address State Or Province	NY
Entity Address Postal Zip Code	11716
City Area Code	631
Local Phone Number	567-4700